Aggregate Maturities of Long-Term Debt (Details) $ in Millions	Dec. 27, 2014 USD ($)
Debt Disclosure [Abstract]
2015	$ 1,406
2016	6
2017	1,006
2018	1,039
2019	3
Thereafter	$ 6,616